Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Details of Total Goodwill
The following table presents details of the Company’s total goodwill:

As of September 30, 2018	$2,444,895
Goodwill resulting from acquisitions(1)	17,484
Other	456

As of September 30, 2019	$2,462,835
Goodwill resulting from acquisitions(2)	118,628
Other	(2,818)

As of September 30, 2020	$2,578,645

(1)
Mainly relates to the acquisition of TTS. In
allocating the total purchase price for
T
TS
, based on estimated fair values, the Company recorded $8,218 of goodwill, $29,500 of customer relationships to be amortized over approximately six years, $2,100 of core technology to be amortized over approximately six years
 and
 $1,300 of trade mark to be amortized
over four years.

(2)
Mainly relates to the acquisition of Openet. In allocating the total preliminary purchase price for Openet, based on estimated fair values, the Company recorded
$102,898 of goodwill, $40,409 of customer relationships to be amortized over approximately eight years, $53,614 of core technology to be amortized over approximately five years and $2,594 of trade mark to be amortized over two years.

Details Regarding Total Definite-Lived Purchased Intangible Assets
The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2020
Core technology	$896,814	$(735,534)	$161,280
Customer relationships	642,575	(517,670)	124,905
Other	47,540	(37,391)	10,149

Total	$1,586,929	$(1,290,595)	$296,334

September 30, 2019
Core technology	$775,479	$(690,961)	$84,518
Customer relationships	594,555	(483,313)	111,242
Other	44,946	(35,544)	9,402

Total	$1,414,980	$(1,209,818)	$205,162

Amortization Expense on Definite-Lived Intangible Assets
The estimated future amortization expense of def
i
nite-lived purchased intangible assets as of September 30, 2020 is as follows:

Amount
Fiscal year:
2021	$78,345
2022	63,819
2023	46,672
2024	38,954
2025	34,534
Thereafter	34,010

Total	$296,334